PREPAYMENTS - THIRD PARTIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS - THIRD PARTIES
Total	$ 33,267		$ 615,811
Non-related party
PREPAYMENTS - THIRD PARTIES
Prepayments to third party medias	647,226		1,228,357
Less: Provision for doubtful accounts	(613,959)	$ (578,824)	(612,546)	$ (581,462)
Total	33,267		$ 615,811
Provision for doubtful accounts of prepayments	$ (10,065)	$ 10,825